Business combinations and assets held for sale (Tables)	3 Months Ended
Mar. 31, 2021
Business combinations and assets held for sale [Abstract]
Amount of assets and liabilities consolidated at the effective acquisition date
The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the three-month period ended March 31, 2021
($ in thousands)
Concessional assets	35,095
Deferred tax asset	4,221
Cash & cash equivalents	2,250
Assets held for sale (*)	95,036
Other current assets	728
Non-current Project debt	(24,380)
Current Project debt	(687)
Liabilities directly associated with the assets held for sale (*)	(74,880)
Other current and non-current liabilities	(4,478)
Non-controlling interests	(8,287)
Total net assets acquired at fair value	24,618
Asset acquisition – purchase price paid	(16,680)
Fair value of previously held 15% stake in Rioglass	(3,048)
Liability for the Put option held by the seller of Rioglass	(4,890)
Net result of business combinations	-

(*) The net assets of Rioglass are presented as Assets held for sale at acquisition date (see below).
The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year-ended December 31, 2020
($ in thousands)
Contracted concessional assets	170,769
Other non-current assets	356
Cash & cash equivalents	17,646
Other current assets	31,243
Non-current Project debt	(149,585)
Current Project debt	(8,680)
Other current and non-current liabilities	(13,831)
Non-controlling interests	(25,308)
Total net assets acquired at fair value	22,610
Asset acquisition - purchase price	(22,610)
Net result of business combinations	-

Assets held for sale
The amounts of Assets held for as of March 31, 2021 and December 31, 2020 fully relate to Rioglass, and are as follows:

	Balance as of March 31,	Balance as of December 31,
	2021	2020
	($ in thousands)
Assets held for sale	92,089	-
Liabilities directly associated with the assets held for sale	72,172	-
Total Assets held for sale, net	19,917	-